UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

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1     Name and address of issuer:
                                      AARP Managed Investment Portfolios
                                      Two International Place
                                      Boston,  MA  02110-4103

2     The name of each  series or class of  securities  for  which  this Form is
      filed.  (If  the  Form is  being  filed  for all  series  and  classes  of        /  X /
      securities of the issuer, check the box but do not list series or classes)





3     Investment Company Act File Number:                                       811-07933



      Securities Act File Number:                                               333-16315



4(a). Last day of fiscal year for which this Form is filed:                     September 30, 1998



Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(b).  Check box if this Form is being filed late (i.e., more than 90                   /    /
       calendar days after the end of theissuer's fiscal year).
       (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.           /    /

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5     Calculation of registration
      fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to
      section 24(f):                                                                                                $183,543,840.00



(ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $55,140,816.00
      year:



(iii) Aggregate price of securities redeemed or repurchased during any prior                        $0.00
      fiscal
      year ending no earlier than October 11, 1995 that were not previously used
      to reduce registration fees payable to the commission:







(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $55,140,816.00

(v)           Net  sales  -  if  item   5(i)  is   greater   than   item   5(iv)                                   $128,403,024.00
               [subtract item 5(iv) from item 5(i)]:


(vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item                        $0.00
       5(i)]:


(vii) Multiplier for determining registration fee (See Instruction C.9):                                                  0.000278


(viii)Registration fee due [multiply item 5(v) by item 5(vii)]
      (enter "0" if no fee is due):                                                                                     $35,696.04


6     Prepaid Shares

      If the  response to item 5(i) was  determined  by  deducting  an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  October  11,  1997,  then  report the
       amount  of securities (number of shares or other units) deducted here:   .                               0


       If there is a number  of  shares  or other  units  that  were  registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which  this form is filed  that are  available  for use by the  issuer in
       future fiscal years, then state that number here:                                                        0

7     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal                      $0.00
      year
      (see Instruction D):

8     Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                        $35,696.04


9     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:        December 22, 1998

      Method of Delivery:                                                                                 Wire Transfer
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SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*       /s/Thomas F. McDonough           Date   12/18/98
                                ----------------------                  --------

                                Thomas F. McDonough, Assistant Secretary

*Please print the name and title of the signing officer below the signature.